Investment of the Plan and the Long Island Electric Utility Servco LLC Incentive Thrift Plan I (Thrift Plan I) in the Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Master Trust [Line Items]
Schedule of Information about Master Trust	Assets and investment income of the Master Trust consist of:

	As of December 31,
	2025	2024
	(Thousands)
Investments of Master Trust at Fair Value:
Mutual Funds	$72,250	$114,616
Collective Investment Trusts	755,688	586,491
Commingled Bonds	13,732	12,349
Common Stock of PSEG*	12,977	13,270
Total Investments	$854,647	$726,726

* Permitted party-in-interest transactions.

For the Year Ended
December 31, 2025
(Thousands)
Investment Income of Master Trust:
Net Appreciation in Fair Value of Mutual Funds	$11,614
Net Appreciation in Fair Value of Collective Investment Trusts	103,436
Net Appreciation in Fair Value of Commingled Bonds	920
Net Depreciation in Fair Value of Common Stock of PSEG*	(633)
Dividends from Common Stock of PSEG*	408
Total Investment Income, Net	$115,745

* Permitted party-in-interest transactions.

The changes in net assets of the Master Trust for the year ended December 31, 2025 are summarized as follows:

(Thousands)
Changes in Net Assets:
Net Appreciation of Investments	$115,337
Dividends from Common Stock of PSEG*	408
Net Investment Income, Net	115,745
Administrative Expenses	(274)
Net Transfers	12,450
Increase in Net Assets	127,921
Net Assets:
Beginning of Year	726,726
End of Year	$854,647

* Permitted party-in-interest transactions.

As of December 31, 2025 and 2024, the Plan’s interests in the assets of the Master Trust were as follows:

	As of December 31,
	2025	2024
	(Thousands)
Plan Interest in Master Employee Benefit Plan Trust:
Mutual Funds	$45,207	$67,355
Collective Investment Trusts	371,178	299,127
Commingled Bonds	4,918	4,878
Common Stock of PSEG*	4,513	4,267
Total Investments	$425,816	$375,627

* Permitted party-in-interest transactions.